Supplemental Information	12 Months Ended
Dec. 31, 2023
Disclosure Of Supplemental Information [Abstract]
Supplemental Information

NOTE 23. SUPPLEMENTAL INFORMATION

Components of changes in non-cash working capital balances were as follows:

	2023	2022
Accounts receivable	$30,431	$(143,832)
Inventory	(637)	(10,482)
Accounts payable and accrued liabilities	(50,787)	121,878
	$(20,993)	$(32,436)
Pertaining to:
Operations	$(32,838)	$(45,890)
Investments	11,845	13,454

The components of accounts receivable were as follows:

	2023	2022
Trade	$305,141	$297,329
Accrued trade	29,363	25,446
Prepaids and other	86,923	91,150
	$421,427	$413,925

The components of accounts payable and accrued liabilities were as follows:

	2023	2022
Accounts payable	$151,348	$136,360
Accrued liabilities:
Payroll	82,257	153,932
Other	108,777	101,761
	$342,382	$392,053

Precision presents expenses in the consolidated statements of net earnings (loss) by function with the exception of depreciation and amortization and gain on asset disposals, which are presented by nature. Operating expense and general and administrative expense would include $269 million (2022 – $241 million) and $14 million (2022 – $8 million), respectively, of depreciation and amortization and gain on asset disposals, if the statements of net earnings (loss) were presented purely by function. The following table presents operating and general and administrative expenses by nature:

	2023	2022
Wages, salaries and benefits	$846,216	$735,566
Purchased materials, supplies and services	445,927	436,356
Share-based compensation	34,593	133,667
	$1,326,736	$1,305,589
Allocated to:
Operating expense	$1,204,548	$1,124,601
General and administrative	122,188	180,988
	$1,326,736	$1,305,589